Consolidated Statements of Stockholders Equity and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	Total	4.75% Convertible Subordinated Notes	3.00% Convertible Subordinated Notes	Common stock	Common stock 4.75% Convertible Subordinated Notes	Common stock 3.00% Convertible Subordinated Notes	Treasury stock	Treasury stock 4.75% Convertible Subordinated Notes	Treasury stock 3.00% Convertible Subordinated Notes	Additional paid-in capital	Additional paid-in capital 4.75% Convertible Subordinated Notes	Additional paid-in capital 3.00% Convertible Subordinated Notes	Accumulated dividends	Accumulated other comprehensive income (loss)	Accumulated deficit	Telecity Group plc	Telecity Group plc Common stock	Telecity Group plc Treasury stock	Telecity Group plc Additional paid-in capital
Beginning balance at Dec. 31, 2013	$ 2,459,064			$ 50			$ (84,663)			$ 2,693,887			$ 0	$ (113,767)	$ (36,443)
Beginning Balance, shares at Dec. 31, 2013				(50,233,224)			(644,216)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(260,726)														(260,726)
Net loss attributable to non-controlling interest	1,179														1,179
Other comprehensive loss	(197,555)													(197,555)
Other comprehensive income attributable to redeemable non-controlling interest	(1,810)													(1,810)
Issuance of common stock and release of treasury stock for employee equity awards	29,320			$ 1			$ 1,185			28,134
Issuance of common stock and release of treasury stock for employee equity awards, shares				933,554			7,846
Common shares repurchased	(297,958)						$ (297,958)
Common shares repurchased, shares							(1,517,743)
Issuance of common stock and release of treasury stock for the exchanges and conversions of convertible debt		$ 190,732	$ 216,958		$ 2	$ 1		$ 147,706	$ 139,004		$ 43,024	$ 77,953
Issuance of common stock and release of treasury stock for the exchanges and conversions of convertible debt, debt					1,411,851	1,248,578		1,000,102	700,000
Issuance of common stock and release of treasury stock for conversions of convertible debt			$ 178,744			$ 1			$ 83,315			$ 95,428
Issuance of common stock and release of treasury stock for conversions of convertible debt, shares						1,195,496			400,144
Issuance of common stock and cash payment for special distribution	(82,122)			$ 2						332,732			(414,856)
Issuance of common stock for special distribution, shares				1,482,419
Accrued dividends on unvested equity awards	(9,531)												(9,531)
Change in redemption value of redeemable non-controlling interests	(90,913)									(90,913)
Purchase of redeemable non-controlling interests	(1,334)									(17,977)				(19,311)
Tax benefit from employee stock plans	18,561									18,561
Stock-based compensation, net of estimated forfeitures	117,522									117,522
Ending balance at Dec. 31, 2014	2,270,131			$ 57			$ (11,411)			3,334,305			(424,387)	(332,443)	(295,990)
Ending Balance, shares at Dec. 31, 2014				(56,505,122)			(53,867)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	187,774														187,774
Net loss attributable to non-controlling interest	0
Other comprehensive loss	(176,616)													(176,616)
Issuance of common stock in public offering of common stock	829,496			$ 3						829,493
Issuance of common stock in public offering of common stock, shares				2,994,792
Other comprehensive income attributable to redeemable non-controlling interest	0
Issuance of common stock and release of treasury stock for employee equity awards	30,040			$ 1			$ 1,546			28,493
Issuance of common stock and release of treasury stock for employee equity awards, shares				856,406			7,348
Issuance of common stock and release of treasury stock for the exchanges and conversions of convertible debt		7,884			$ 0			$ 2,492			5,392
Issuance of common stock and release of treasury stock for the exchanges and conversions of convertible debt, debt					90,163			11,784
Dividend distributions	(393,584)												(393,584)
Settlement of accrued dividends on vested equity awards	3,775									3,775
Issuance of common stock and cash payment for special distribution	(125,707)			$ 1						501,513			(627,221)
Issuance of common stock for special distribution, shares				1,688,411
Accrued dividends on unvested equity awards	(23,280)												(23,280)
Tax benefit from employee stock plans	30									30
Stock-based compensation, net of estimated forfeitures	135,443									135,443
Ending balance at Dec. 31, 2015	$ 2,745,386			$ 62			$ (7,373)			4,838,444			(1,468,472)	(509,059)	(108,216)
Ending Balance, shares at Dec. 31, 2015	(62,100,159)			(62,134,894)			(34,735)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 126,800														126,800
Net loss attributable to non-controlling interest	0
Other comprehensive loss	(440,083)													(440,083)
Other comprehensive income attributable to redeemable non-controlling interest	0
Issuance of common stock and release of treasury stock for employee equity awards	34,675			$ 1			$ 1,502			33,172						$ 2,077,912	$ 7	$ 0	$ 2,077,905
Issuance of common stock and release of treasury stock for employee equity awards, shares				847,374			7,099										6,853,500	0
Issuance of common stock and release of treasury stock for the exchanges and conversions of convertible debt		$ 150,025			$ 2			$ (141,688)			$ 291,711
Issuance of common stock and release of treasury stock for the exchanges and conversions of convertible debt, debt					1,981,662			(380,779)
Dividend distributions	(492,403)												(492,403)
Settlement of accrued dividends on vested equity awards	7,270									8,270			(1,000)
Accrued dividends on unvested equity awards	(7,770)												(7,770)
Tax benefit from employee stock plans	2,773									2,773
Stock-based compensation, net of estimated forfeitures	161,244									161,244
Ending balance at Dec. 31, 2016	$ 4,365,829			$ 72			$ (147,559)			$ 7,413,519			$ (1,969,645)	$ (949,142)	$ 18,584
Ending Balance, shares at Dec. 31, 2016	(71,409,015)			(71,817,430)			(408,415)